Trading Assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Trading Assets

	Group
	2018 £m	2017 £m
Securities purchased under resale agreements	—	8,870
Debt securities	—	5,156
Equity securities	—	9,662
Cash collateral associated with trading balances	—	6,156
Short-term loans	—	711

	—	30,555